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FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended MARCH 31,2010
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		APRIL 15, 2010
                _________________




                     REPORT SUMMARY
                     _____________


NUMBER OF OTHER INCLUDED MANAGERS:	0


FORM 13F INFORMATION TABLE TOTAL:	36 entries
_________________________________


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 370,776.22 (THOUSANDS)
_______________________________________


LIST OF OTHER INCLUDED MANAGERS:        NONE




                      FORM 13F INFORMATION TABLE
                      ___________________________


COL                COL           COL         COL      COL   COL   COL  COL
 1                  2             3           4        5     6     7    8
__________________________________________________________________________
	          Title of                Value     Shares  Inv  Othr Vote
Name of Issuer	  Class        ID_CUSIP   (x$1000)    No.   Disc Mgrs Auth
__________________________________________________________________________



ABBOTT LABS        Com Share  002824100    4298.688   81600  YES None Sole
CR BARD INC	   Com Share  067383109    3438.814   39700  YES None Sole
BECTON DICKINSON   Com Share  075887109    13021.942  165400 YES None Sole
BAKER HUGHES INC   Com Share  057224107    1873.6     40000  YES None Sole
CHUBB CORP	   Com Share  171232101    6813.09    131400 YES None Sole
CNOOC LTD-ADR	   Com Share  126132109    8254	      50000  YES None Sole
CHESAPEAKE ENERGY  Com Share  165167107    2364	      100000 YES None Sole
COLGATE-PALMOLIVE  Com Share  194162103    9173.976   107600 YES None Sole
CLOROX COMPANY	   Com Share  189054109    9043.74    141000 YES None Sole
CISCO SYSTEMS INC  Com Share  17275R102    14110.863  542100 YES None Sole
CVS CAREMARK CORP  Com Share  126650100    10309.92   282000 YES None Sole
CHEVRON CORP	   Com Share  166764100    7583	      100000 YES None Sole
AMDOCS LTD	   Com Share  GB0022569080 6925.3     230000 YES None Sole
DEVON ENERGY CORP  Com Share  25179M103    6443	      100000 YES None Sole
FIFTH THIRD BANCORPCom Share  316773100    962.76     71000  YES None Sole
HJ HEINZ CO	   Com Share  423074103    13222.339  289900 YES None Sole
HEWLETT-PACKARD CO Com Share  428236103    10800.08   203200 YES None Sole
INTL BUS MACHINE   Com Share  459200101    13222.575  103100 YES None Sole
JOHNSON & JOHNSON  Com Share  478160104    26868.92   412100 YES None Sole
KELLOGG CO	   Com Share  487836108    10856.976  203200 YES None Sole
COCA-COLA CO/THE   Com Share  191216100    24354      442800 YES None Sole
MCDONALD'S CORP	   Com Share  580135101    15318.912  229600 YES None Sole
MEDTRONIC INC	   Com Share  585055106    17192.454  381800 YES None Sole
ALTRIA GROUP INC   Com Share  02209S103    2052	      100000 YES None Sole
MINDRAY MED ADR    Com Share  602675100    6555.6     180000 YES None Sole
NIKE INC -CL B	   Com Share  654106103    6063.75    82500  YES None Sole
PEPSICO INC	   Com Share  713448108    17201.6    260000 YES None Sole
PROCTER & GAMBLE   Com Share  742718109    28344.96   448000 YES None Sole
PARTNERRE LTD	   Com Share  BMG6852T1053 9574.372   120100 YES None Sole
REYNOLDS AMER INC  Com Share  761713106	   2699	      50000  YES None Sole
STRYKER CORP	   Com Share  863667101    9384.08    164000 YES None Sole
TJX COMPANIES INC  Com Share  872540109	   4677.2     110000 YES None Sole
WELLS FARGO & CO   Com Share  949746101	   16670.984  535700 YES None Sole
YUM! BRANDS INC    Com Share  988498101	   11499      300000 YES None Sole
ZIMMER HOLDINGS INCCom Share  98956P102	   12627.36   213300 YES None Sole



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